Equity - Summarized Financial Information For Subsidiary (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Current assets	$ 479,636	$ 479,636	$ 352,322
Current liabilities	(338,000)	(338,000)	(156,226)
Non-current assets	496,602	496,602	408,999
Non-current liabilities	(124,780)	(124,780)	(40,810)
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income
Net revenue from services		258,877	235,515	$ 115,017
Total gross revenue from services		264,061	239,595	118,811
Taxes on revenue		(5,184)	(4,080)	(3,794)
Employee benefits expense		(69,779)	(47,604)	(27,229)
Amortization of intangible assets		(17,379)	(6,973)	(6,007)
General and administrative expenses		(31,150)	(14,332)	(14,573)
Share of equity-accounted earnings		(2,351)	0	0
Net financial income/(expense)		8,115	(287)	(192)
Income before income taxes		102,453	121,572	64,976
Tax expense (income)		(8,349)	(381)	(3,136)
Net income for the period		94,104	121,191	61,840
Currency translation adjustment – non-controlling interests		1,284	(88)	(1,911)
Comprehensive income		93,532	117,725	58,066
Disclosure Of Noncontrolling Interests [Abstract]
Non-controlling interests		2,431	(1,373)	(2,280)
Non- controlling interests
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income
Net revenue from services	2,703
Taxes on revenue	(226)
Employee benefits expense	(504)
Amortization of intangible assets	(315)
General and administrative expenses	(383)
Share of equity-accounted earnings	(63)
Net financial income/(expense)	63
Income before income taxes	1,501
Tax expense (income)	(354)
Current	(304)
Deferred	(50)
Net income for the period	1,147	1,147	(1,285)	(369)
Currency translation adjustment – non-controlling interests	1,284
Comprehensive income	2,431
Management Fees, Fund Fees
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income
Total gross revenue from services		223,485	144,654	112,870
Taxes on revenue		(3,957)	$ (3,910)	$ (3,794)
Management Fees, Fund Fees | Non- controlling interests
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income
Total gross revenue from services	2,929
VBI Real Estate Gestão de Carteiras S.A.
Statement of financial position [abstract]
Current assets	6,647	6,647
Current liabilities	(3,703)	(3,703)
Current net assets	2,944	2,944
Non-current assets	27,425	27,425
Non-current liabilities	(605)	(605)
Non-current net assets	26,820	26,820
Net assets	29,764	29,764
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income
Net revenue from services	5,406
Taxes on revenue	(452)
Employee benefits expense	(1,008)
Amortization of intangible assets	(630)
General and administrative expenses	(766)
Share of equity-accounted earnings	(125)
Net financial income/(expense)	125
Income before income taxes	3,002
Tax expense (income)	(708)
Current	(608)
Deferred	(100)
Net income for the period	2,294
Currency translation adjustment – non-controlling interests	0	1,284
Comprehensive income	2,294
Disclosure Of Noncontrolling Interests [Abstract]
Net assets and proportion of share of identifiable assets on acquisition		13,729
Net income since acquisition		1,147
Gross obligation under put option		(55,490)
Non-controlling interests		$ (39,330)
VBI Real Estate Gestão de Carteiras S.A. | Management Fees, Fund Fees
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income
Total gross revenue from services	$ 5,858